EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments

	December 31, 2011	December 31, 2012
Chongqing Changhui Culture Co., Ltd.	929	1,450
Wasu Digital Co., Ltd.	457	362
Chunqiu Charm Culture Co., Ltd.	59	—
Guangdong Nanfang Media New Broadcast Co., Ltd.	—	321
Total	1,445	2,133

Financial Statement Amount and Balance of Equity Method Investee as Shown in Financial Statements

The financial statement amounts and balances of Chongqing Changhui, the Group’s equity method investee, as shown in Chongqing Changhui’s financial statements were as follows:

	As of and for the year ended
	December 31,
	2011	2012
Total current assets	3,629	12,716
Total assets	4,059	13,078
Total current liabilities	1,998	9,861
Total liabilities	1,998	9,861
Total net revenue	1,928	3,242
Net income	460	1,123